INCOME TAXES - Summary of total unrecognized tax benefits (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 240,319
Release related to de-recognition of liabilities	(240,319)
Balance at end of the year	¥ 0